Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Inventory	Inventory as of December 31, 2022 and 2021 consisted of:

	December 31, 2022	December 31, 2021
Raw materials	$9,116,824	$8,253,104
Work in process	3,165,876	2,480,979
Finished goods	12,975,669	13,685,571
Inventory	$25,258,369	$24,419,654
Inventory at March 31, 2023, and December 31, 2022, consists of:

	March 31, 2023	December 31, 2022
Raw materials	$10,083,241	$9,116,824
Work in process	3,236,331	3,165,876
Finished goods	11,943,087	12,975,669
Inventory	25,262,659	25,258,369

Schedule of Property and Equipment

Automobiles and trucks	5 to 7 years
Machinery and equipment	10 years
Office furniture and fixtures	5 years
Buildings and improvements	39 years
Property and equipment consisted of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Automobiles and trucks	$1,056,551	$1,251,187
Machinery and equipment	9,864,846	8,876,402
Office furniture and fixtures	186,464	167,581
Buildings and improvements	16,696,926	23,630,250
Total Property and equipment	27,804,787	33,925,420
Less: Accumulated depreciation	(8,301,302)	(5,823,949)
Property and equipment, net	$19,503,485	$28,101,471

Schedule of Finite-Lived Intangible Assets

Software	5 years
Non-compete agreements	1-15 years
Customer list	3-16 years
Patents, trademarks, and licenses	3-17 years
Proprietary technology	15 years

Schedule of Indefinite-Lived Intangible Assets
Intangible assets consisted of the following as of December 31, 2022 and 2021:

Cost	Weighted Average Amortization Period	December 31, 2022	December 31, 2021
Software	2.0 years	$128,474	$128,474
Non-compete agreement	6.3 years	1,426,276	1,378,772
Customer list	11.9 years	13,011,187	13,011,187
Patents, trademarks, and licenses	13.9 years	7,127,408	7,174,912
Proprietary technology	13.5 years	19,866,743	19,616,743
	12.9 years	41,560,088	41,310,088

Accumulated amortization
Software		$(77,084)	$(64,757)
Non-compete agreement		(478,510)	(210,465)
Customer list		(1,711,327)	(1,112,797)
Patents, trademarks, and licenses		(962,258)	(8,444)
Proprietary technology		(2,048,300)	(732,961)
		(5,277,479)	(2,129,424)
Intangibles assets, net		$36,282,609	$39,180,664

Schedule of Expected Amortization Expense of Intangible Assets
Expected amortization expense of intangible assets over the next 5 years and thereafter is as follows:

Years Ending December 31,
2023	$3,152,048
2024	3,152,048
2025	2,919,686
2026	2,900,686
2027	2,762,686
Thereafter	21,395,455
Total	$36,282,609

Schedule of Other Long-Term Assets	Other long-term assets consisted of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Deposits	$578,545	$149,517
Other	1,277,060	207,601
	$1,855,605	$357,118

Disaggregation of Revenue

	Year ended December 31,
	2022	2021
Sale of goods
Circuit boards and cables	$18,780,769	$15,700,902
Supplements	12,889,992	11,674,220
Electronics	41,191,146	1,543,469
Total sale of goods	72,861,907	28,918,591

Sale of services
Construction contracts	30,098,249	22,462,399
Drone 3D mapping	1,602,846	259,823
Total sale of services	31,701,095	22,722,222
Total revenues	$104,563,002	$51,640,813
The following tables presents our revenues disaggregated by type for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31, 2023
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$9,320,821	$—	$7,555,918	$—	$16,876,739
Sale of services	4,146,004	—	2,970,087	—	368,883	7,484,974
Total revenues	$4,146,004	$9,320,821	$2,970,087	$7,555,918	$368,883	$24,361,713

	Three Months Ended March 31, 2022
	Construction Services	Manufacturing	Defense	Technologies	Aerospace	Total
Sale of goods	$—	$8,648,095	$—	$9,793,988	$—	$18,442,083
Sale of services	4,056,204	—	2,687,981	—	405,886	7,150,071
Total revenues	$4,056,204	$8,648,095	$2,687,981	$9,793,988	$405,886	$25,592,154

Schedule of Computation of Basic and Diluted EPS

	For the Year Ended December 31, 2022			For the Year Ended December 31, 2021
	Net loss	Shares	Per Share Amount	Net loss	Shares	Per Share Amount
Basic EPS
Loss available to stockholders	$(12,875,313)	190,779,052	$(0.07)	$(19,483,138)	164,216,808	$(0.12)
Effect of Dilutive Securities
Stock options and warrants	—	—	—	—	—	—
Dilute EPS
Loss available to stockholders plus assumed conversions	$(12,875,313)	190,779,052	$(0.07)	$(19,483,138)	164,216,808	$(0.12)
The following table illustrates the computation of basic and diluted earnings per share (“EPS”) inclusive of all classes of common stock as the only difference between the classes of common stock are related to the voting rights for the three months ended March 31, 2023 and 2022:

	For the Three Months Ended March 31, 2023			For the Three Months Ended March 31, 2022
	Net Loss	Shares	Per Share Amount	Net Loss	Shares	Per Share Amount
Basic EPS
Net loss	$(5,769,143)	24,901,733	$(0.23)	$(3,999,560)	22,879,056	$(0.17)
Effect of Dilutive Securities
Stock options and warrants	—	—	—	—	—	—
Dilute EPS
Total	$(5,769,143)	24,901,733	$(0.23)	$(3,999,560)	22,879,056	$(0.17)